Supplementary Financial Infromation - Schedule of Supplementary Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subclassifications of assets, liabilities and equities [abstract]
Institutions VAT	$ 865	$ 144
Prepaid Expenses	282	408
Government Grants Receivable	482	768
Other	100
Total current assets	1,729	1,320
Accrue Expenses	2,956	1,923
Employee-related accrued expenses	317	217
Provision for vacation	192	126
Accounts payable-other	3,465	2,266
Payroll and related expenses	4,636	2,921	$ 2,807
Subcontractors and consultation	12,450	8,894	7,227
Materials	768	556	762
Patent expenses	797	752	1,324
Depreciation	106	88	88
Office rent and maintenance	721	397	404
Other	481	539	437
Research and Development Expenses Gross	19,959	14,147	13,049
Government grants	(2,189)	(1,700)	(1,851)
Research and development expenses, net	17,770	12,447	11,198
Payroll and related expenses	2,681	1,499	843
Management and professional fees	2,212	1,614	2,018
Foreign travel	279	259	236
Depreciation	50	42	34
Other	625	414	542
Administrative and general expenses	5,847	3,828	3,673
Payroll and related expenses	346
Consultation	216
Marketing expenses	$ 562